                                                                                                                   February 16, 2007

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Municipal Trust
            Evergreen Municipal Bond Fund
            Registration Statement on Form N-14
            File Number:  333-

 Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14of Evergreen Municipal Trust (the "Trust").  This filing relates to the acquisition of the assets of Atlas National Municipal Bond Fund, a series of Atlas Funds, by and in exchange for shares of Evergreen Municipal Bond Fund, a series of the Trust.

We are requesting an accelerated date of effectiveness for this amendment of March 9, 2007.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3676.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.

Enclosures

cc: Tim Diggins, Esq.